OTHER INCOME (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Other income (expense)
Schedule of other Income

	Three Months Ended January 31,
	2025	2024
Other income (expense)
Resolution and settlement of long outstanding payables	-	24,000
Commissions on sales of Exotropin products	32,000	34,000
Proceeds from insurance claim	-	89,000
Other	-	2,000
Total	$32,000	$149,000

	Year Ended October 31,
	2024	2023
Other income (expense)
Gain on write-off of advances payable to former officer and settlement on outstanding payables (see Note 8)	$221,000	$-
Gain, net of obligations in connection with termination of supply agreement (see Note 14)	168,000	-
Resolution and settlement of long outstanding payables	176,000	-
Commissions on sales of Exotropin products	87,000	-
Proceeds from insurance claim	89,000	-
Other	10,000	(10,000)
Total	$751,000	$(10,000)